Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of rate reconciliations	Rate Reconciliation

Year ended Dec. 31	2022	2021	2020
Earnings (loss) before income taxes	353	(380)	(303)
Net (earnings) loss attributable to non-controlling interests not subject to tax	(94)	(33)	2
Adjusted earnings (loss) before income taxes	259	(413)	(301)
Statutory Canadian federal and provincial income tax rate (%)	23.4%	23.6%	24.5%
Expected income tax expense (recovery)	61	(98)	(74)
Increase (decrease) in income taxes resulting from:
Differences in effective foreign tax rates	(1)	4	3
Non-deductible expense(1)	130	—	—
Taxable capital gain	18	—	—
Deferred income tax expense (recovery) related to temporary difference on investment in subsidiaries	(2)	—	9
Write-down (reversal of write-down) of unrecognized deferred income tax assets	(24)	134	8
Statutory and other rate differences	(3)	4	(7)
Adjustments in respect of deferred income tax of previous years(2)	6	(4)	(3)
Other(2)	7	5	14
Income tax expense (recovery)	192	45	(50)
Effective tax rate (%)	74%	(11%)	17%
(1)    This amount is related to current and prior period tax adjustments in the US to mitigate cash tax relating to the Base Erosion and Anti-Abuse Tax ("BEAT").
(2) During 2022, the 2021 and 2020 amounts were reclassified from Other to Adjustments in respect of deferred income tax of previous years to better represent the nature of items impacting income tax expense (recovery). These reclassifications did not impact prior years' total income tax expense (recovery) or net earnings (loss).
Disclosure of components of income tax expense
The components of income tax expense are as follows:

Year ended Dec. 31	2022	2021	2020
Current income tax expense	65	56	35
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	153	(145)	(95)
Deferred income tax expense (recovery) related to temporary difference on investment in subsidiary	(2)	—	9
Deferred income tax recovery resulting from changes in tax rates or laws	—	—	(7)
Deferred income tax expense (recovery) arising from the unrecognized deferred income tax assets(1)	(24)	134	8
Income tax expense (recovery)	192	45	(50)

Year ended Dec. 31	2022	2021	2020
Current income tax expense	65	56	35
Deferred income tax expense (recovery)	127	(11)	(85)
Income tax expense (recovery)	192	45	(50)
(1)    During the year ended Dec. 31, 2022, the Company recognized deferred tax assets of $24 million (2021 – $134 million write-down, 2020 – $8 million write-down). The deferred income tax assets mainly relate to the tax benefits associated with tax losses related to the Company's directly owned US operations and other deductible differences. The Company has not recognized $361 million of deferred tax assets on the basis that it is not probable that sufficient future taxable income would be available to utilize these tax assets. The Company undertakes an analysis of the recoverability of its tax assets on an annual basis.

Disclosure of aggregate current and deferred income tax related to items charged or credited to equity
The aggregate current and deferred income tax related to items charged or credited to equity are as follows:

Year ended Dec. 31	2022	2021	2020
Income tax expense (recovery) related to:
Net impact related to cash flow hedges	(112)	(57)	(23)
Net impact related to hedges of foreign operations	(3)	—	—
Net impact to net actuarial gains (losses)	12	11	(3)
Income tax recovery reported in equity	(103)	(46)	(26)

Disclosure of significant components of deferred income tax assets (liabilities)
Significant components of the Company’s deferred income tax assets (liabilities) are as follows:

As at Dec. 31	2022	2021
Non-capital losses(1)	244	530
Future decommissioning and restoration costs	119	183
Property, plant and equipment	(553)	(651)
Risk management assets and liabilities, net	193	(53)
Employee future benefits and compensation plans	48	53
Interest deductible in future periods	—	17
Foreign exchange differences on US-denominated debt	13	16
Other deductible temporary differences	(5)	(5)
Net deferred income tax asset, before write-down of deferred income tax assets	59	90
Unrecognized deferred income tax assets	(361)	(380)
Net deferred income tax liability, after write-down of deferred income tax assets	(302)	(290)
(1)    Non-capital losses expire between 2033 and 2042. Net operating losses from US operations have no expiration.

The net deferred income tax liability is presented in the Consolidated Statements of Financial Position as follows:

As at Dec. 31	2022	2021
Deferred income tax assets(1)	50	64
Deferred income tax liabilities	(352)	(354)
Net deferred income tax liability	(302)	(290)
(1)    The deferred income tax assets presented on the Consolidated Statements of Financial Position are recoverable based on estimated future earnings and tax planning strategies. The assumptions used in the estimate of future earnings are based on the Company’s long-range forecasts.